DEBENTURES (Details Textual) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 16, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Dec. 31, 2015 ILS (₪) ₪ / shares shares	Dec. 31, 2015 € / shares	Sep. 16, 2015 ILS (₪)	Dec. 31, 2014 ₪ / shares
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities, Total		$ 58,284		$ 0	[1]
Debt Issuance Cost		460		$ 0		$ 0
Proceeds from Issuance of Debt		58,394
Common Stock, Par Or Stated Value Per Share | ₪ / shares							₪ 1			₪ 1
Interest Expense, Debt		476
Short-Term Debt [Member]
Debt Instrument [Line Items]
Interest Expense, Debt		$ 213
Matrix It Ltd [Member]
Debt Instrument [Line Items]
Number of Shares Pledged As Collateral of Debt Securities | shares		2,435,910					2,435,910
Common Stock, Par Or Stated Value Per Share | $ / shares		$ 1.0
Magic Software Enterprises Ltd [Member]
Debt Instrument [Line Items]
Number of Shares Pledged As Collateral of Debt Securities | shares		2,338,483					2,338,483
Common Stock, Par Or Stated Value Per Share | ₪ / shares							₪ 0.1
Sapiens International Corporation [Member]
Debt Instrument [Line Items]
Number of Shares Pledged As Collateral of Debt Securities | shares		1,260,266					1,260,266
Common Stock, Par Or Stated Value Per Share | € / shares								€ 0.01
Series A Secured Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | ₪									₪ 101,014
Common Stock Held as Collateral, Percentage	60.00%
Long-term Debt, Excluding Current Maturities, Total		$ 26,118					₪ 101,907
Debt Instrument, Issue Price, Percentage		100.00%	100.00%
Debt Instrument, Interest Rate, Stated Percentage		2.80%					2.80%
Debt Instrument, Fee Amount		$ 129
Debt Issuance Cost		190
Proceeds from Issuance of Debt		26,295	₪ 102,260
Series B Convertible Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 32,148
Long-term Debt, Excluding Current Maturities, Total		$ 32,378
Debt Instrument, Issue Price, Percentage		102.00%	102.00%
Debt Instrument, Interest Rate, Stated Percentage		2.74%					2.74%
Debt Instrument, Fee Amount		$ 131
Debt Issuance Cost		236
Proceeds from Issuance of Debt		$ 32,785
Debt Instrument, Maturity Date		Mar. 26, 2019	Mar. 26, 2019
Debt Instrument, Convertible, Conversion Price | ₪ / shares							₪ 157
Debt Instrument Convertible Adjusted Conversion Price | ₪ / shares							₪ 154.8

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).